Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Employees Country	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Corporate Information [Line Items]
Revenue | $	$ 27,087	$ 27,104	$ 56,400
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [Line Items]
Number of employees | Employees	180,000
Number of countries where the entity operates | Country	50
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [Line Items]
Number of beer brand	500
Brewing heritage periods	600